Earnings per share (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earning per share [Abstract]
Profit for the year from continuing operations attributable to equity holders of the parent	$ (19,041)	$ (5,761)	$ (2,329)
Profit for the year from discontinued operations attributable to equity holders of the parent	292	10,033	1,705
Profit for the year attributable to equity holders of the parent	$ (18,749)	$ 4,272	$ (624)
Weighted average number of ordinary shares outstanding	489	497	498
Basic earnings per share (in peso per share)	$ (38.336)	$ 8.600	$ (1.250)